Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000001420
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class C
Trading Symbol	CDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,508,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 144,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,508,467
Number of Portfolio Holdings	40
Advisory Fee	$144,219
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Energy	1.3%
Communications	2.0%
Utilities	3.0%
Money Market Funds	4.6%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Health Care	14.7%
Industrials	16.4%
Technology	17.5%
Financials	25.0%

Material Fund Change [Text Block]
C000001421
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,508,467
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 144,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,508,467
Number of Portfolio Holdings	40
Advisory Fee	$144,219
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Energy	1.3%
Communications	2.0%
Utilities	3.0%
Money Market Funds	4.6%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Health Care	14.7%
Industrials	16.4%
Technology	17.5%
Financials	25.0%

Material Fund Change [Text Block]
C000193208
Shareholder Report [Line Items]
Fund Name	Crawford Multi-Asset Income Fund
Trading Symbol	CMALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 144,625,942
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 565,940
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$144,625,942
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$565,940
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Industrials	1.8%
Communications	1.9%
Consumer Staples	2.5%
Technology	2.7%
Money Market Funds	2.8%
Health Care	6.0%
Energy	12.6%
Utilities	15.9%
Real Estate	23.8%
Financials	29.7%

Material Fund Change [Text Block]
C000118268
Shareholder Report [Line Items]
Fund Name	Crawford Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 298,760,119
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,313,793
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$298,760,119
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$1,313,793
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.1%
Energy	2.2%
Utilities	2.4%
Materials	2.6%
Technology	5.1%
Real Estate	6.5%
Consumer Staples	7.0%
Consumer Discretionary	8.2%
Health Care	8.9%
Financials	22.0%
Industrials	33.3%

Material Fund Change [Text Block]
c000254164
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Class I
Trading Symbol	QINIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
AssetsNet	$ 85,609
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
C000254165
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Class II
Trading Symbol	QINSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 85,609
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
C000254163
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Investor Class
Trading Symbol	QINRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
AssetsNet	$ 85,609
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%